PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Estimated Useful Lives

Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Leasehold improvements	the shorter of respective term of the leases or the estimated useful lives of the leasehold improvements
Computer and equipment	3 to 4 years
Software	5 years
Office furniture and fixtures	3 years
Motor vehicles	5 years
Office buildings	10 to 20 years